UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Current assets:
Advances to suppliers	$ 50,035	¥ 353,499
Prepayments and other current assets, net of allowance for doubtful accounts		20,606,632
Total current assets		80,380,745
TOTAL ASSETS		94,696,688
Current liabilities:
Short-term borrowings		84,272,527
Accrued expenses and other current liabilities	12,221,758	86,347,935
Total current liabilities		488,310,055
Total liabilities		492,523,620
Redeemable noncontrolling interest	49,404,332	349,046,548
SHAREHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital		2,573,788,331
Statutory reserves		28,071,982
Accumulated deficit		(2,960,282,699)
The9 Limited shareholders' deficit		(351,696,153)
Total shareholders' deficit		(746,873,480)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY		94,696,688
Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares		648,709
Restated
Current assets:
Cash and cash equivalents	8,201,279	57,942,855
Accounts receivable, net of allowance for doubtful accounts	75,436	532,964
Advances to suppliers	50,035	353,499
Prepayments and other current assets, net of allowance for doubtful accounts	2,944,988	20,806,632
Amounts due from related parties	133,727	944,795
Assets classified as held-for-sale	0	0
Total current assets	11,405,465	80,580,745
Investments	0	0
Property, equipment and software, net	131,423	928,520
Land use right, net	0	0
Operating lease right-of-use assets	972,700	6,872,223
Other long-lived assets, net	922,167	6,515,200
TOTAL ASSETS	13,431,755	94,896,688
Current liabilities:
Short-term borrowings	16,938,193	119,670,027
Accounts payable	5,469,624	38,643,441
Other taxes payable	88,071	622,232
Advances from customers	5,623,975	39,733,943
Other advances	0	0
Amounts due to related parties	7,836,491	55,365,594
Refund of game points	24,061,752	169,998,682
Warrants	45,527	321,656
Convertible notes	501,583	3,543,737
Interest payable	894,600	6,320,440
Accrued expenses and other current liabilities	12,221,758	86,347,936
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	444,419	3,139,867
Liabilities directly associated with assets held-for-sale	0	0
Total current liabilities	74,125,993	523,707,555
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	596,391	4,213,565
Total liabilities	74,722,384	527,921,120
Commitments and contingencies (Note 21)	0	0
Redeemable noncontrolling interest	49,404,332	349,046,548
SHAREHOLDERS' EQUITY (DEFICIT):
Additional paid-in capital	371,752,420	2,626,468,024
Statutory reserves	1,037,007	7,326,560
Accumulated other comprehensive loss	(675,804)	(4,774,625)
Accumulated deficit	(428,502,706)	(3,027,414,470)
The9 Limited shareholders' deficit	(54,761,242)	(386,893,653)
Noncontrolling interest	(55,933,720)	(395,177,327)
Total shareholders' deficit	(110,694,962)	(782,070,980)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS' EQUITY	13,431,754	94,896,688
Restated | Class A ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	1,536,022	10,719,683
Restated | Class B ordinary shares
SHAREHOLDERS' EQUITY (DEFICIT):
Ordinary shares	$ 91,819	¥ 781,175